Notes relating to the unaudited condensed consolidated interim statement of financial position - Share-based payments (Details)		6 Months Ended	12 Months Ended
	Jun. 28, 2018 EquityInstruments	Jun. 30, 2018 EUR (€) EquityInstruments item shares	Dec. 31, 2017 EquityInstruments	Jun. 30, 2018 item	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expired		0	0
Exercised		270,134	203,412
Forfeited		26,987	2,369
Number of shares on conversion | shares		1
Vesting period		24 months
Exercise price per stock options | €					€ 80.82
Outstanding stock options		2,743,995	2,862,216	2,743,995		2,862,216
Amounts are paid or payable by the recipient on receipt of the option | €		€ 0
Number of other conditions are attached to the stock options | item		0
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		2.79%
Percentage of stock options granted		67.00%
3.95 | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					3.95
Outstanding stock options		20,256	36,960
3.95 | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					3.95
Outstanding stock options			2,850
3.95 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					3.95
Outstanding stock options		6,895	15,692
2.44 - Option One | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					2.44
Outstanding stock options		117,733	135,890
2.44 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					2.44
Outstanding stock options		297,100	314,593
2.44 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					2.44
Outstanding stock options		26,970	83,820
7.17 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					7.17
Outstanding stock options		415,561	516,100
11.44 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					11.44
Outstanding stock options		39,000	39,000
10.34 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					10.34
Outstanding stock options		3,000	3,000
9.47 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					9.47
Outstanding stock options		228,286	235,514
11.38 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					11.38
Outstanding stock options		53,294	60,000
11.47 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					11.47
Outstanding stock options		266,857	282,310
14.13 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					14.13
Outstanding stock options		334,149	362,126
18.41 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					18.41
Outstanding stock options		118,869	120,536
21.17 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					21.17
Outstanding stock options		637,125	653,825
80.82 | 2023/2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €					€ 80.82
Outstanding stock options	178,900	178,900
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%
Vesting period	10 years
Contractual term	10 years
Maximum | 80.82 | 2023/2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term	10 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%
Vesting period	5 years
Contractual term	5 years
Minimum | 80.82 | 2023/2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term	5 years